Description of the Business and the Spin-Off - Summary of Transactions to Effect the Spin-Off (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Description Of Business And Spin Off [Line Items]
Long-Term Debt, balance at April 29, 2016 (prior to the spin-off)	$ 24,179	$ 15,500
Borrowings of long-term debt, net of debt issuance discounts	1,255,464
Payments of debt issuance costs	(29,146)	(29,146)	$ 0	$ 0
Long-Term Debt, balance at April 29, 2016 (after the spin-off)	1,250,497	1,241,142	15,500
Due to Parent, Net, balance at April 29, 2016 (prior to the spin-off)	1,813,836	1,800,908
Cash proceeds paid to Parent	(1,217,336)
Transfer of liabilities from Parent	(22,292)
Net deferred income tax liability resulting from the Spin-off	(46,783)
Non-cash capital contribution from Parent	(527,425)
Due to Parent, Net, balance at April 29, 2016 (after the spin-off)	$ 0	0	1,800,908
Stockholders' equity, beginning balance		15,943	7,918	7,180
Stockholders' equity, ending balance		$ 215,569	15,943	7,918
Stockholders' equity, ending balance, shares	28,412,054	29,482,050
Common Stock [Member]
Description Of Business And Spin Off [Line Items]
Stockholders' equity, beginning balance	$ 0
Distribution of common stock	$ 3
Distribution of common stock, shares	27,719,645
Distribution of restricted stock awards	$ 0
Distribution of restricted stock awards, shares	692,409
Stockholders' equity, ending balance	$ 3	$ 3
Stockholders' equity, ending balance, shares	28,412,054	29,482,050
Additional Paid-In Capital [Member]
Description Of Business And Spin Off [Line Items]
Stockholders' equity, beginning balance	$ 0
Non-cash capital contribution from Parent	530,562
Distribution of common stock	(3)
Stockholders' equity, ending balance	530,559	$ 537,911
Parent [Member]
Description Of Business And Spin Off [Line Items]
Stockholders' equity, beginning balance	3,137	$ 3,184	3,109	2,662
Non-cash capital contribution from Parent	(3,137)
Stockholders' equity, ending balance	$ 0		$ 3,184	$ 3,109